Summary of Significant Accounting Policies, Advertising and Promotion (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advertising and Promotion [Abstract]
Advertising and promotion costs	$ 5.2	$ 12.0	$ 5.6